Policyholder claims and benefits (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Policyholder Claims and Benefits

	2018	2017	2016
Benefits and claims paid life	19,673	23,634	23,877
Benefits and claims paid non-life	1,658	1,903	2,052
Change in valuation of liabilities for insurance contracts	(2,639)	22,741	16,193
Change in valuation of liabilities for investment contracts	(8,143)	(2,644)	(104)
Other	9	(34)	(45)
Total	10,557	45,599	41,974